Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenues		$ 115,642	$ 316,248	$ 467,274
Cost of revenues		30,300	89,230	121,200
Gross profit		85,342	227,018	346,074
Operating expenses
General and administrative	532,974	183,920	1,844,903	3,166,471
Sales and marketing	213,975	22,967	545,250	354,005
Research and development	345,895	114,852	873,107	1,087,372
Settlement expenses			81,000	106,250
Total operating expenses	1,092,844	321,739	3,344,260	4,714,098
Operating loss	(1,092,844)	(236,397)	(3,117,242)	(4,368,024)
Other income (expenses)
Loss on extinguishment of convertible notes		(358,038)	(317,268)
Excess fair value of derivatives in convertible note		(486,745)	(486,745)
Change in fair value of embedded conversion features in convertible notes		(135,932)	(8,536)
Interest income (expense), net	897	(196,036)	(490,992)	(53,137)
Total other expenses, net			(1,303,541)	(53,137)
Net loss	$ (1,091,947)	$ (1,413,148)	$ (4,420,783)	$ (4,421,161)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.21)	$ (0.20)	$ (0.71)
Weighted average common shares outstanding - basic and diluted	40,762,159	6,712,339	22,502,166	6,183,909